Trade and Other Payables (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Notes payable	$ 0	$ 30,135
Trade payables	10,203,538	17,869,460
Accruals	271,535	432,030
Other taxes payable	1,336,007	1,367,037
Other payables	1,320,136	1,495,737
Accounts Payable and Accrued Liabilities, Current, Total	$ 13,131,216	$ 21,194,399